Sep-13-05 03:26pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-940 P.002/002 F-204

Silvio Conte
Manager
Securities Operations

10 Broad Street
New York, NY 10005

tel: 212.656.5024
fax: 212.656.5893
sconte@nyse.com

[redacted]

05061727

CERTNYS

1-11954

NYSE

RECD S.E.C.
SEP 13 2005

September 13, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
SEP 14 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, VORNADO REALTY TRUST, 6.625% Series I Cumulative Redeemable Preferred Shares of Beneficial Interest, liquidation preference $25.00 per share, no par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 13, 2005. Tentative listing date – September 15, 2005.

Sincerely,

Silvio Conte